Eaton Vance

Municipal Bond Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.7%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$716,457
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	375	492,446
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,844,930

		$7,053,833

Education — 12.6%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$4,750	$5,350,495
District of Columbia, (KIPP DC), 4.00%, 7/1/39	275	291,019
District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	282,377
District of Columbia, (KIPP DC), 4.00%, 7/1/49	385	400,797
Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.25%, 9/1/33	4,550	5,027,022
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	11,491,722
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	755,858
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,861,084
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	8,546,221
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,483,183
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	11,589,732
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	880,249
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	11,547,000
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	1,675	2,162,894
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,125	1,438,313
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	10,724,195
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	10,000	12,362,700
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	550,990
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	446,780
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,579,575
State Public School Building Authority, PA, (Northampton County Area Community College), 5.50%, 3/1/31	750	771,555
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,774,840
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	8,969,100
University of Michigan, 5.00%, 4/1/40(1)	15,000	17,950,350
University of Michigan, 5.00%, 4/1/48(1)	3,500	4,339,790

		$133,577,841

Electric Utilities — 7.0%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,650	$3,019,913
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,328,650
Michigan Public Power Agency, 5.00%, 1/1/43	700	735,000
New York Power Authority, 4.00%, 11/15/50(1)	12,500	14,709,375

Security	Principal Amount (000’s omitted)	Value
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$511,415
Omaha Public Power District, NE, 5.00%, 2/1/40(1)	16,000	18,443,200
Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	12,400,000
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	11,300	11,389,835
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	4,110	4,301,362
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,684,050

		$74,522,800

Escrowed/Prerefunded — 15.2%
California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	$9,715	$9,918,238
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	16,900	16,900,000
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	2,625	2,869,388
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	2,345	2,574,974
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	3,210	3,370,083
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	10,236,232
Kent Hospital Finance Authority, MI, (Spectrum Health System), Prerefunded to 1/15/22, 5.00%, 1/15/31	750	804,705
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,140,640
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	4,000	4,095,760
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,410	1,449,339
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,585,900
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	13,800	14,608,542
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	3,750	4,227,337
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	15,500,237
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	2,750	2,832,198
North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,392,100
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,520	3,602,931
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	777,906
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,561,815
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	10,458,000
University of Massachusetts Building Authority, Prerefunded to 11/1/22, 5.00%, 11/1/39(1)	14,175	15,693,001
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), Prerefunded to 11/15/21, 5.00%, 11/15/41(1)	11,500	12,231,515

		$160,830,841

General Obligations — 31.5%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$4,726,592
Boston, MA, 5.00%, 5/1/38(1)	2,000	2,533,020
California, 5.00%, 10/1/33(1)	18,800	21,909,520
California, 5.00%, 8/1/46(1)	15,000	17,931,150
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	10,000	10,110,700
Chicago, IL, 5.00%, 1/1/44	19,880	21,266,034
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,741,778
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	6,500	9,229,415
District of Columbia, 5.00%, 6/1/43(1)	12,000	15,015,000
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,594,995
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	24,186,800
Illinois, 4.00%, 11/1/38	13,000	12,733,370
Illinois, 4.00%, 11/1/40	2,000	1,955,900

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.50%, 5/1/39	$810	$912,821
Illinois, 5.75%, 5/1/45	830	944,880
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,612,766
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,051,260
Massachusetts, 5.00%, 9/1/38(1)	18,500	23,542,545
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/27	260	266,456
Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	11,207,900
New York, NY, 5.00%, 10/1/32	10,000	10,874,100
Ohio, 5.00%, 2/1/37(1)	2,225	2,668,532
Oregon, Prerefunded to 8/1/21, 5.00%, 8/1/35(1)	6,750	7,056,517
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	1,290	1,347,005
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,239,250
Pennsylvania, 5.00%, 3/1/32(1)	2,750	3,491,757
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	4,038,990
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	7,570,950
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,303,244
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,548,922
Tacoma School District No. 10, WA, Prerefunded to 12/1/25, 5.00%, 12/1/39(1)	10,000	11,884,600
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,628,096
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,225	2,730,053
Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	635	725,367
Washington, 4.00%, 7/1/28(1)	10,000	10,631,200
Washington, 5.00%, 2/1/35(1)	23,500	26,777,780
Washington, 5.00%, 2/1/38(1)	10,000	12,551,700
Washington, 5.00%, 6/1/38(2)	1,540	1,988,479
Washington, 5.00%, 6/1/40(2)	2,500	3,210,625
Wayland, MA, 5.00%, 2/1/33	340	348,354
Wayland, MA, 5.00%, 2/1/36	510	522,016
Will County, IL, 5.00%, 11/15/45(1)	19,725	23,069,374
Winchester, MA, 5.00%, 4/15/36	160	165,086

		$333,844,899

Hospital — 11.8%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$991,287
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,000	1,022,890
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,810,055
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,200	5,836,792
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	268,163
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	13,244,130
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,618,022
Grand Traverse Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	750	775,912
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	281,475
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,335	3,598,031
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,469,032
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	11,178,000
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	275,115
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,630,700
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	2,375	2,742,389

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	$1,000	$1,002,610
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	8,744,816
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	517,700
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	755	780,141
Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	529,030
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	153,187
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	2,048,760
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,491,550
Northampton County General Purpose Authority, PA, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	250,978
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	170,624
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	616,500
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	179,518
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,771,584
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	490	491,338
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,103,820
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	3,000	3,262,080
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,958,640
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	12,900	14,753,085
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,839,280
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,316,904

		$125,724,138

Housing — 0.1%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$175,376
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,076,850

		$1,252,226

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,840	$4,988,878

		$4,988,878

Insured-Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$704,963

		$704,963

Insured-Education — 2.5%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$1,065,834
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,483,683
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	1,079,348
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	15,900	22,882,167

		$26,511,032

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 2.3%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$6,194,680
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	2,460,012
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	614,530
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	5,640	6,292,379
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,580,000
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	1,095	1,121,488
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,530	1,574,064
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	501,437
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	1,085	1,110,530

		$24,449,120

Insured-Escrowed/Prerefunded — 1.7%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$581,050
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	13,060,741
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,533,440
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,568,191

		$17,743,422

Insured-General Obligations — 8.3%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$13,600	$14,793,672
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	6,349,725
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	11,857,200
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	802,370
Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	9,535,909
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,837,339
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	16,457,548
Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	750	824,513
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,667,562
McKeesport School District, PA, (NPFG), 0.00%, 10/1/21	2,555	2,530,523
Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	14,190,976
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,143,248
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,931,166
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	561,155

		$88,482,906

Insured-Hospital — 0.0%(3)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$297,805

		$297,805

Insured-Lease Revenue/Certificates of Participation — 0.3%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$2,895,000
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	598,885

		$3,493,885

Insured-Other Revenue — 1.8%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$11,152,235

Security	Principal Amount (000’s omitted)	Value
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	$7,750	$7,789,602

		$18,941,837

Insured-Special Tax Revenue — 7.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,995,128
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/21	1,000	978,580
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/23	1,245	1,195,636
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/24	3,665	3,455,619
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,029,008
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	971,820
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	26,291,700
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	420	383,107
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	996,968
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,528,491
Pennsylvania Turnpike Commission, (AGM), Escrowed to Maturity, 5.25%, 7/15/30	1,435	2,024,340
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,662,160

		$77,512,557

Insured-Transportation — 8.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,726,350
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,260	1,372,127
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	2,200	2,398,528
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,750	1,903,860
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,115	1,213,856
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,249,303
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	10,132,680
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,678,008
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	11,645,250
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	5,770	6,287,742
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,327,140
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,378,149
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,602,744
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	784,230
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,280,495
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	478,002
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	23,401,082
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	10,264,828

		$88,124,374

Insured-Water and Sewer — 4.5%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$12,910,085
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,359,100
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,701,485
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,513,580
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,668,997
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,713,150
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,845	3,237,382
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,435	2,756,639
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,970	3,345,081
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,435	2,731,486
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,057,141

Security	Principal Amount (000’s omitted)	Value
Passaic Valley Sewerage Commissioners, NJ, (NPFG), 2.50%, 12/1/32	$635	$635,318
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	890	895,945

		$47,525,389

Lease Revenue/Certificates of Participation — 2.8%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$755	$778,375
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,225	1,266,907
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,622,004
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	24,699,300

		$29,366,586

Other Revenue — 1.4%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,144,310
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,455	1,503,117
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,960	2,088,301

		$14,735,728

Senior Living/Life Care — 0.7%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.125%, 11/15/40	$240	$245,227
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	162,037
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	540,199
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,265	2,264,864
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	315,255
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	675	675,553
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,690	2,693,820
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	238,997

		$7,135,952

Special Tax Revenue — 18.9%
Allegheny County Port Authority, PA, 5.75%, 3/1/29	$1,500	$1,550,685
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	14,425	17,475,310
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	12,155,900
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	450	546,557
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	1,800	2,167,452
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,956,000
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,888,600
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,100	1,391,104
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,100	1,375,440
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,039,680
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,860,240
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,803,090
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,420,160
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37(1)	10,000	11,148,500
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	5,000	5,548,350
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	3,120	3,527,472
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	21,209,800
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,178,183
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,683,913

Security	Principal Amount (000’s omitted)	Value
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	$13,000	$13,865,280
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	10,948,400
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/46(1)	14,000	15,435,140
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	6,000	7,340,940
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	3,125,724
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,668,262

		$200,310,182

Transportation — 16.9%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,131,860
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,105	2,407,215
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,845	4,346,273
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	5,940	6,704,003
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	8,850	9,942,444
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,150	1,418,812
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	4,575	5,530,123
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,551,000
Illinois Toll Highway Authority, 5.00%, 1/1/41(1)	12,425	14,378,086
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,742,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	1,470	1,484,847
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	5,000	5,463,150
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,175	1,237,263
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	12,920	13,048,296
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	1,875	1,933,669
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	137,328
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,740	3,000,492
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,073,300
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,096,570
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,176,657
New Jersey Turnpike Authority, 5.00%, 1/1/48(1)	10,000	11,980,400
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,116,609
Port Authority of New York and New Jersey, 4.00%, 9/1/43(1)	14,000	15,790,320
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	16,400	18,315,520
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,134,244
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,013,200
Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	3,750	4,460,662
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	8,165	9,292,097
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,906,129

		$179,813,169

Water and Sewer — 12.9%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	$3,750	$4,648,875
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	5,900	7,279,538
Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/25, 5.00%, 1/1/45(1)	25,000	30,133,000
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	18,239,400
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45(1)	10,000	11,596,500
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	3,067,575
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	2,000	2,422,800
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,427,112
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,424,648

Security	Principal Amount (000’s omitted)	Value
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	$10,000	$10,825,900
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	1,000	1,067,890
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	264,345
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,583,276
Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	3,356,286
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	18,684,630

		$137,021,775

Total Tax-Exempt Investments — 170.1% (identified cost $1,645,684,026)		$1,803,966,138

Corporate Bonds & Notes — 1.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.3%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$13,807,781

Total Corporate Bonds & Notes — 1.3% (identified cost $13,890,000)		$13,807,781

Total Investments — 171.4% (identified cost $1,659,574,026)		$1,817,773,919

Other Assets, Less Liabilities — (71.4)%		$(757,530,891)

Net Assets — 100.0%		$1,060,243,028

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.6%
Others, representing less than 10% individually	84.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 21.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $315,255 or less than 0.05% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,803,966,138	$—	$1,803,966,138
Corporate Bonds & Notes	—	13,807,781	—	13,807,781
Total Investments	$—	$1,817,773,919	$—	$1,817,773,919

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.